Share-Based Compensation	6 Months Ended
Jun. 30, 2014
Share-Based Compensation
6.	Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “2008 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. This 2008 Plan is administered by the Board or a committee of the Board. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Prior to closing of the Company’s initial public offering in November 2013, this Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards issued prior to the Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under the new 2013 Long Term Incentive Plan entered into prior to the closing of the Company’s initial public offering.

In 2013, the Company granted 60,000 shares under the 2008 Plan, with a weighted average value of $10.00 per share, to the Chief Executive of the Company on March 31, 2013 and between April 7, 2013 and April 11, 2013 a further 42,117 shares were granted to the officers and management of the Company with a weighted average value of $10.04 per share. All these shares vest on the third anniversary of the grant date. The fair value of the restricted stock is calculated by multiplying the number of shares by the deemed calculated share value at the grant date.

During the year to December 31, 2013, 258,000 shares of those previously awarded under the 2008 Plan vested with a total fair value of $6,950,520. A further 61,350 shares awarded under the 2008 Plan vested during the six months to June 30, 2014 at a fair value of $1,802,463.

The 2013 Long Term Incentive Plan (“2013 Plan”) is administered by Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

On April 14, 2014 the Company granted 12,348 shares under the 2013 Plan, with a weighted average value of $24.29 per share to certain members of the Board of Directors. All of these shares vest on the first anniversary of the grant date.

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During the six months ended June 30, 2014, the Company recognized $330,104 in share-based compensation costs (six months ended June 30, 2013: $390,111). As of June 30, 2014, there was a total of $918,207 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2013: $948,311) which are expected to be recognized over a weighted average period of 1.35 years (December 31, 2013: 1.53 years).

Restricted share grant activity for the year ended December 31, 2013 and six months ended June 30, 2014 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2013	369,648	$5.76
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	12,348	24.29
Vested	(61,350)	6.39

Balance as of June 30, 2014	164,763	$10.33	1.35 years	$4,840,737

On April 14, 2014 the Company granted 231,055 share options under the 2013 Plan, with a weighted average value of $7.45 per share to officers and employees of the Company. All options are not exercisable until the third anniversary of the grant date and can be exercised up to tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. As these are the first options granted by the Company, the expected term of option granted is anticipated to be the mid-point of the exercisable period. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Expected volatility	25.0%
Expected dividend yield	0.0%
Expected term (in years)	6.5
Risk free rate	2.17%

Options	Number of non-vested restricted options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted	231,055	$24.29	9.80	—
Vested	—	—	—	—
Balance as of June 30, 2014	231,055	$24.29	9.80	$1,176,070

Exercisable at June 30, 2014	—	—	—	—

During the six months ended June 30, 2014, the Company recognized $121,068 in share-based compensation costs relating to options granted under the 2013 Plan. At June 30, 2014, there was $1,599,368 of total unrecognized compensation costs related to non-vested options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 2.8 years.